SHARE- BASED COMPENSATION (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) Shares shares	Jun. 30, 2024 USD ($) Shares	Dec. 31, 2024 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses related to discontinued operations	$ 64	$ 382
Fair value of subsidiaries options granted	46	974
Compensation cost related to discontinued operations	$ 64	$ 382
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	213,500	13,300
Fair value of options granted	$ 174	$ 41
Number of options approved to grant | shares	16,500		138,500
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of subsidiaries options granted	$ 13
Number of RSUs, Granted | Shares	0	1,300